Schedule of Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transactions Schedule Of Related Party Transactions 1		5,000
Related Party Transactions Schedule Of Related Party Transactions 2		6,000
Related Party Transactions Schedule Of Related Party Transactions 3		6,000
Related Party Transactions Schedule Of Related Party Transactions 4	$ 963